Basis of Presentation and Summary of Significant Accounting Policies - Cash and Cash Equivalents and Concentrations (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Cash equivalents	¥ 0	¥ 0
Maximum cash deposits insured by the government	¥ 10,000